Performance Management - Founders 100 ETF	Nov. 03, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund commenced operations on December 18, 2025. Because the Fund has a limited operating history, performance information for a full calendar year is not yet available. Financial information for the period ended December 31, 2025 is presented under “Financial Highlights.” When available, annual performance information will be accessible at www.FounderETFs.com.

Performance One Year or Less [Text]	The Fund commenced operations on December 18, 2025. Because the Fund has a limited operating history, performance information for a full calendar year is not yet available.
Performance Availability Website Address [Text]	www.FounderETFs.com